Capital [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital | T-FUND | Capital Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	4.96%	1.48%	0.01%	0.33%	2.04%	1.69%